PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Short-Term Income Fund, a portfolio of Federated Income Securities Trust. The Report covers the six-month period ended October 31, 1995. It begins with a review of the bond market by the fund's portfolio manager, which is followed by a complete list of fund holdings and its financial statements.

On behalf of investors, the fund pursues income through a diversified portfolio consisting primarily of short-term, high-quality debt securities. At the end of the reporting period, 65.4% of the fund's assets were invested in corporate bonds and asset-backed securities, and 25.2% of its assets were invested in mortgage-backed securities. The remainder of the fund's assets were invested in a repurchase agreement and government agency securities.

During the six-month reporting period, Institutional Shares paid dividends totaling $0.29 per share, and achieved a total return of 5.59%.* Institutional Service Shares paid dividends of $0.28 per share, and delivered a total return of 5.46%.* At the end of the period, total net assets in the fund stood at $219 million.

Thank you for selecting Federated Short-Term Income Fund as a high-quality income investment. As always, we welcome your questions, comments, or suggestions.

Sincerely,

LOGO
Glen R. Johnson
President
December 15, 1995

* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


INVESTMENT REVIEW
--------------------------------------------------------------------------------

The goal of the fund is to seek a high level of current income consistent with minimum fluctuation in principal value through a portfolio with an effective modified duration of two years or less.

The fund invests its assets primarily in a broad range of investment grade securities rated A or better. These include fixed and floating rate corporate bonds, asset-backed securities, and U.S. government securities which are guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies or its instrumentalities. Shares of the fund, however, are not insured or guaranteed by the U.S. government.

Overall Gross Domestic Product during the second and third quarters was somewhat erratic. The second quarter pace of 1.3% reflected the beginning of an economic growth slowdown commonly termed a soft landing. The third quarter rate, however, of 4.2% reflected a strong consumer segment and called into question the slowdown. Most recent October statistics, however, seem to reflect a retraction as retail sales declined 0.2% with industrial production falling 0.3%. Throughout the period, inflation remained tame. As measured by the Consumer Price Index, it rose at an annualized 2.4% pace while Producer Price Index was even more subdued.
During the past six months, yields declined about 100 basis points in the 2-3 year sector of the investment-grade bond market. The Federal Reserve (the "Fed") lowered the Fed Funds once from 6.00% to 5.75% on July 6, 1995. As evidenced by the steep decline in bond yields with very little action from the Fed, anticipation of continued Fed rate easing is the story of the day.

The 2-Year Treasury Note began the period with a yield of 6.62% and decreased steadily to end the period at 5.61% on October 31, 1995. Drastic yield curve flattening occurred with the spread over the 1-Year Treasury bill decreasing from 30 to 5 basis points. Given this flattening, the target duration for Federated Short-Term Income Fund has increased slightly to the 1.5-2 year area. In meeting this target the fund continues to hold a 20-25% position in floating rate securities.

The total return for the six-month period ended October 31, 1995, was 5.59% for Institutional Shares and 5.46% for Institutional Service Shares.* The net asset value of the Fund increased from $8.61 to $8.80 over the period. The net assets of Federated Short-Term Income Fund decreased from $236.7 to $219.5 million while the 30-day net distribution rate decreased from 6.77% to 6.45% for Institutional Shares and decreased from 6.52% to 6.20% for Institutional Service Shares. The average 30-day net yield, as calculated under SEC guidelines, increased from 6.59% to 6.72% for Institutional Shares and increased from 6.33% to 6.47% for Institutional Service Shares. The effective modified duration of the fund on October 31, 1995 was 1.7 years and will be maintained between 1.5 and 2.0 years.

* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


FEDERATED SHORT-TERM INCOME FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
    AMOUNT                                                                              VALUE
------------        --------------------------------------------------------------   ------------
CORPORATE BONDS/ASSET-BACKED SECURITIES--65.4%
----------------------------------------------------------------------------------
                    AUTOMOTIVE--11.3%
                    --------------------------------------------------------------
$  3,263,687        Capital Auto Receivables Asset Trust 1992-1, Class B, 6.20%,
                    12/15/1997                                                       $  3,272,270
                    --------------------------------------------------------------
     967,848        Capital Auto Receivables Asset Trust 1993-1, Class B, 5.85%,
                    2/17/1998                                                             966,687
                    --------------------------------------------------------------
   5,192,481        Chevy Chase Auto Trust 1995-1, Class A, 6.00%, 12/15/2001           5,205,462
                    --------------------------------------------------------------
   5,000,000        Ford Credit Auto Loan Master Trust 1992-2, 7.38%, 4/15/1999         5,140,750
                    --------------------------------------------------------------
   1,000,000        General Motors Acceptance Corp., MTN, 7.63%, 3/9/1998               1,035,410
                    --------------------------------------------------------------
   3,450,000       + Navistar Financial Dealer Note 1990, Class A-3, 6.78%,
                    1/25/2003                                                           3,510,375
                    --------------------------------------------------------------
   2,730,000        Navistar Financial Owner Trust 1995-1, Class B, 6.85%,
                    11/20/2001                                                          2,760,713
                    --------------------------------------------------------------
   3,000,000        Premier Auto Trust 1995-3, Class B, 6.25%, 8/6/2001                 3,007,500
                    --------------------------------------------------------------   ------------
                    Total                                                              24,899,167
                    --------------------------------------------------------------   ------------
                    BANKING--16.1%
                    --------------------------------------------------------------
   5,000,000        Banc One Credit Card Master Trust 1995-A, Class B, 6.30%,
                    7/15/2002                                                           5,004,490
                    --------------------------------------------------------------
   3,000,000       + Bankamerica Corp., FRN 5.75%, 6/25/2003                            2,932,500
                    --------------------------------------------------------------
   3,000,000        Chase Manhattan Credit Card Master Trust 1991-1, Class A,
                    8.75%, 8/15/1999                                                    3,043,920
                    --------------------------------------------------------------
   5,000,000        Chase Manhattan Credit Card Master Trust 1992-1, Class A,
                    7.40%, 5/15/2000                                                    5,160,500
                    --------------------------------------------------------------
   5,000,000       + Chemical Bank, FRN, 6.00%, 7/29/2003                               4,881,000
                    --------------------------------------------------------------
   4,000,000        Colonial Credit Card Trust 1991-B, Class B, 7.95%, 1/15/1998        4,019,480
                    --------------------------------------------------------------
   4,000,000       + First USA Credit Card Master Trust, Class B, 6.28%, 12/15/1999     4,008,800
                    --------------------------------------------------------------
   1,000,000       + J.P. Morgan and Co., Inc., FRN 5.82%, 8/19/2002                      987,500
                    --------------------------------------------------------------
   1,000,000        PNC Bank Corp., Sub. Note, 7.875%, 4/15/2005                        1,073,700
                    --------------------------------------------------------------
   4,000,000        Toronto-Dominion Bank, Sub. Note, 7.875%, 8/15/2004                 4,194,560
                    --------------------------------------------------------------   ------------
                    Total                                                              35,306,450
                    --------------------------------------------------------------   ------------
                    FINANCE-RETAIL--16.1%
                    --------------------------------------------------------------
   5,000,000        Discover Credit Card Trust 1991-B, Class A, 8.63%, 7/15/1998        5,121,350
                    --------------------------------------------------------------



FEDERATED SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL
    AMOUNT                                                                              VALUE
------------        --------------------------------------------------------------   ------------
CORPORATE BONDS/ASSET-BACKED SECURITIES--CONTINUED
----------------------------------------------------------------------------------
                    FINANCE-RETAIL--CONTINUED
                    --------------------------------------------------------------
$  2,500,000        Discover Credit Card Trust 1991-B, Class B, 8.85%, 7/15/1998     $  2,562,150
                    --------------------------------------------------------------
   5,000,000        Discover Credit Card Trust 1992-B, Class 1, 6.80%, 6/16/2000        5,092,650
                    --------------------------------------------------------------
   2,218,826     (a) Encyclopedia Britannica Dom. Funding Corp., (Series 1994-1),
                    6.76%, 3/15/2002                                                    2,237,198
                    --------------------------------------------------------------
   4,000,000        Household Credit Card Trust 1991-1, Class B, 8.13%, 10/15/1997      4,087,200
                    --------------------------------------------------------------
   6,000,000        Household Credit Card Trust 1992-1, Class B, 6.25%, 12/15/1997      5,992,740
                    --------------------------------------------------------------
   2,000,000        Household Private Label Credit Card 1994-1, Class B, 7.55%,
                    6/20/2001                                                           2,040,625
                    --------------------------------------------------------------
   8,000,000        Sears Credit Account Trust 1991-D, 7.75%, 9/15/1998                 8,187,920
                    --------------------------------------------------------------   ------------
                    Total                                                              35,321,833
                    --------------------------------------------------------------   ------------
                    HOME EQUITY RECEIVABLES--11.3%
                    --------------------------------------------------------------
   2,600,904        AFC Home Equity Loan Trust 1992-3, Class A, 7.05%, 8/15/2007        2,626,757
                    --------------------------------------------------------------
   4,703,569        Advanta Home Equity Loan Trust 1992-1, Class A, 7.88%,
                    9/25/2008                                                           4,816,408
                    --------------------------------------------------------------
   2,000,000     (a) Conti Mortgage Home Equity Loan Trust 1994-1, Class A-3,
                    6.07%, 11/15/2013                                                   1,930,800
                    --------------------------------------------------------------
   3,812,582     (a) Conti Mortgage Home Equity Loan Trust 1994-1, Class A-5,
                    6.12%, 1/15/2024                                                    3,678,685
                    --------------------------------------------------------------
   1,265,355        GE Capital Home Equity Loan, 1991-1, Class A, 7.20%, 9/15/2011      1,267,494
                    --------------------------------------------------------------
   4,000,000        GE Capital Home Equity Loan, 1991-1, Class B, 8.70%, 9/15/2011      4,121,000
                    --------------------------------------------------------------
   2,261,418        HFC Home Equity Loan Trust 1992-2, Class A, 6.65%, 11/20/2012       2,245,316
                    --------------------------------------------------------------
   4,086,714       + Merrill Lynch Home Equity Loan Trust 1993-1, Class B, 6.94%,
                    2/15/2003                                                           4,118,427
                    --------------------------------------------------------------   ------------
                    Total                                                              24,804,887
                    --------------------------------------------------------------   ------------
                    INSURANCE--1.8%
                    --------------------------------------------------------------
   4,000,000        CNA Financial Corp., Note, 6.25%, 11/15/2003                        3,857,960
                    --------------------------------------------------------------   ------------
                    LEASING--0.1%
                    --------------------------------------------------------------
     317,540     (a) Concord Leasing Grantor Trust 1992-C, Class A-1, 5.31%,
                    1/20/1999                                                             314,437
                    --------------------------------------------------------------   ------------
                    MANUFACTURED HOUSING RECEIVABLES--8.7%
                    --------------------------------------------------------------
   1,488,850        Fleetwood Credit Corp. 1992-1, Class A, 7.10%, 2/15/2007            1,499,584
                    --------------------------------------------------------------



FEDERATED SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL
    AMOUNT                                                                              VALUE
------------        --------------------------------------------------------------   ------------
CORPORATE BONDS/ASSET-BACKED SECURITIES--CONTINUED
----------------------------------------------------------------------------------
                    MANUFACTURED HOUSING RECEIVABLES--CONTINUED
                    --------------------------------------------------------------
$  6,018,924        Greentree Manufactured Housing 1992-1, Class A-5, 6.50%,
                    10/15/2017                                                       $  5,838,597
                    --------------------------------------------------------------
   6,563,004     (a) Merrill Lynch Mortgage Investments, Inc., 1991-A, Class B,
                    9.25%, 5/15/2011                                                    6,778,352
                    --------------------------------------------------------------
   4,317,339        Merrill Lynch Mortgage Investments, Inc., 1991-I, Class A,
                    7.65%, 1/15/2012                                                    4,396,475
                    --------------------------------------------------------------
     474,753        Merrill Lynch Mortgage Investments, Inc., 1992-B, Mfd. 8.50%,
                    4/15/2012                                                             485,880
                    --------------------------------------------------------------   ------------
                    Total                                                              18,998,888
                    --------------------------------------------------------------   ------------
                    TOTAL CORPORATE BONDS/ASSET-BACKED SECURITIES (IDENTIFIED COST
                    $143,050,515)                                                     143,503,622
                    --------------------------------------------------------------   ------------
GOVERNMENT AGENCIES--3.4%
----------------------------------------------------------------------------------
   2,500,000        Federal Farm Credit Bank, 6.96%, 6/6/2000                           2,509,775
                    --------------------------------------------------------------
   5,000,000        Federal Home Loan Mortgage Corp., Note, 7.84%, 4/26/2000            5,045,600
                    --------------------------------------------------------------   ------------
                    TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $7,542,970)              7,555,375
                    --------------------------------------------------------------   ------------
MORTGAGE-BACKED SECURITIES--25.2%
----------------------------------------------------------------------------------
                    NON-GOVERNMENT AGENCY-MORTGAGE-BACKED SECURITIES--25.2%
                    --------------------------------------------------------------
     206,291        Citicorp Mortgage Securities, Inc., (Series 1992-5), Class
                    A-1, 8.00%, 9/25/2021                                                 206,276
                    --------------------------------------------------------------
   2,358,143        GCA 1993-AF1, Class B-1, 7.82%, 9/25/2023                           2,282,989
                    --------------------------------------------------------------
   5,824,397        GCA 1993-LB2, Class A-1, 7.92%, 8/25/2023                           5,864,469
                    --------------------------------------------------------------
   3,266,645        GCA 1993-LB3, Class A-1, 7.68%, 1/25/2024                           3,289,119
                    --------------------------------------------------------------
   2,400,061     (a) GCA REMIC PTC, 1991-4, Class B-1A, 8.53%, 7/1/2019                 2,365,572
                    --------------------------------------------------------------
   3,942,574       + GCA REMIC Trust V, Class B, 5.96%, 5/1/2020                        3,659,221
                    --------------------------------------------------------------
   7,932,082    (a)+ GCA Sub. Mortgage Securities Trust 1994-B, Class A, 7.72%,
                    1/25/2018                                                           7,837,929
                    --------------------------------------------------------------
   2,012,934       + Glendale Federal Bank 1988-1A, 7.35%, 11/25/2027                   2,019,225
                    --------------------------------------------------------------
     809,256     (a) Long Beach Bank Mortgage (Series 1992-3), Class A, 9.60%,
                    7/15/2022                                                             822,916
                    --------------------------------------------------------------
   6,000,000        Prudential Home Mortgage 1992-5, Class A-6, 7.50%, 4/25/2007        6,070,680
                    --------------------------------------------------------------



FEDERATED SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL
    AMOUNT                                                                              VALUE
------------        --------------------------------------------------------------   ------------
MORTGAGE-BACKED SECURITIES--CONTINUED
----------------------------------------------------------------------------------
                    NON-GOVERNMENT AGENCY-MORTGAGE-BACKED SECURITIES--CONTINUED
                    --------------------------------------------------------------
$  4,000,000        Residential Accredit Insurance, Inc., Mortgage Certificate
                    (Series 1995-QS1), Class A-2, 6.90%, 1/25/2020                   $  4,006,250
                    --------------------------------------------------------------
     522,714        Residential Funding Mortgage Securities, Inc., 1993-S18, Class
                    A-2, 7.50%, 5/25/2023                                                 526,504
                    --------------------------------------------------------------
     894,696        Residential Funding Mortgage Security 1992-S43, Class A-4,
                    8.00%, 12/25/2022                                                     901,326
                    --------------------------------------------------------------
   2,000,018        Resolution Trust Corp. 1992-12, Class B-3, 7.81%, 12/25/2025        1,983,768
                    --------------------------------------------------------------
   1,512,406        Resolution Trust Corp. 1992-7, Class B-2B, 8.35%, 6/29/2029         1,511,461
                    --------------------------------------------------------------
  12,000,000        Salomon Brothers Mortgage Securities VII, Inc., 1993-5, Class
                    A-3C, 7.44%, 10/25/2023                                            12,030,000
                    --------------------------------------------------------------   ------------
                    TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $56,357,654)     55,377,705
                    --------------------------------------------------------------   ------------
(B) REPURCHASE AGREEMENT--5.8%
----------------------------------------------------------------------------------
  12,680,000        J.P. Morgan Securities, Inc., 5.90%, dated 10/31/1995, due
                    11/1/1995 (AT AMORTIZED COST)                                      12,680,000
                    --------------------------------------------------------------   ------------
                    TOTAL INVESTMENTS (IDENTIFIED COST $219,631,139)(C)              $219,116,702
                    --------------------------------------------------------------   ------------


(a) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. These securities have been determined to be liquid under criteria established by the Board of Trustees. At the end of the period, these Securities amounted to $25,965,889 which represents 11.8% of net assets.

(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(c) The cost of investments for federal tax purposes amounts to $219,631,139. The net unrealized depreciation on a federal tax cost basis amounts to $514,437 and is comprised of $2,421,563 appreciation and $2,936,000 depreciation at October 31, 1995.

+ Denotes variable rate and floating rate obligations for which the current yield is shown.

Note: The categories of investments are shown as a percentage of net assets
      ($219,467,038) at October 31, 1995.


FEDERATED SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:

FRN     -- Floating Rate Note
MTN     -- Medium Term Note
PTC     -- Put - Conditional
REMIC   -- Real Estate Mortgage Investment Conduit


(See Notes which are an integral part of the Financial Statements)


FEDERATED SHORT-TERM INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $219,631,139)    $219,116,702
--------------------------------------------------------------------------------
Income receivable                                                                      1,593,664
--------------------------------------------------------------------------------
Receivable for shares sold                                                               112,692
--------------------------------------------------------------------------------    ------------
     Total assets                                                                    220,823,058
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Income distribution payable                                           $1,154,839
-------------------------------------------------------------------
Payable to Bank                                                          135,173
-------------------------------------------------------------------
Accrued expenses                                                          66,008
-------------------------------------------------------------------   ----------
     Total liabilities                                                                 1,356,020
--------------------------------------------------------------------------------    ------------
Net Assets for 24,942,299 shares outstanding                                        $219,467,038
--------------------------------------------------------------------------------    ------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid in capital                                                                     $246,432,351
--------------------------------------------------------------------------------
Net unrealized depreciation of investments                                              (514,437)
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                                         (26,450,876)
--------------------------------------------------------------------------------    ------------
     Total Net Assets                                                               $219,467,038
--------------------------------------------------------------------------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
--------------------------------------------------------------------------------
INSTITUTIONAL SHARES:
--------------------------------------------------------------------------------
$196,727,598 / 22,357,870 shares outstanding                                               $8.80
--------------------------------------------------------------------------------    ------------
INSTITUTIONAL SERVICE SHARES:
--------------------------------------------------------------------------------
$22,739,440 / 2,584,429 shares outstanding                                                 $8.80
--------------------------------------------------------------------------------    ------------


(See Notes which are an integral part of the Financial Statements)


FEDERATED SHORT-TERM INCOME FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------
Interest                                                                                    $ 8,055,429
----------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------
Investment advisory fee                                                       $  466,978
--------------------------------------------------------------------------
Administrative personnel and services fee                                         88,376
--------------------------------------------------------------------------
Custodian fees                                                                    23,526
--------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                          37,865
--------------------------------------------------------------------------
Directors'/Trustees' fees                                                          3,496
--------------------------------------------------------------------------
Auditing fees                                                                     10,120
--------------------------------------------------------------------------
Legal fees                                                                         5,152
--------------------------------------------------------------------------
Portfolio accounting fees                                                         43,196
--------------------------------------------------------------------------
Distribution services fee--Institutional Service Shares                           27,129
--------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                   264,732
--------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                            27,129
--------------------------------------------------------------------------
Share registration costs                                                          11,960
--------------------------------------------------------------------------
Printing and postage                                                              16,560
--------------------------------------------------------------------------
Insurance premiums                                                                 5,152
--------------------------------------------------------------------------
Taxes                                                                              2,208
--------------------------------------------------------------------------
Miscellaneous                                                                      3,680
--------------------------------------------------------------------------    ----------
    Total expenses                                                             1,037,259
--------------------------------------------------------------------------
Waivers--
--------------------------------------------------------------------------
  Waiver of investment advisory fee                              $ (60,237)
--------------------------------------------------------------
  Waiver of distribution services fee--Institutional Service
  Shares                                                           (26,044)
--------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares        (264,732)
--------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Service
  Shares                                                            (1,085)
--------------------------------------------------------------   ---------
    Total waivers                                                               (352,098)
--------------------------------------------------------------------------    ----------
         Net expenses                                                                           685,161
----------------------------------------------------------------------------------------    -----------
              Net investment income                                                           7,370,268
----------------------------------------------------------------------------------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------
Net realized loss on investments                                                               (666,885)
----------------------------------------------------------------------------------------
Net change in unrealized depreciation of investments                                          5,641,953
----------------------------------------------------------------------------------------    -----------
    Net realized and unrealized gain on investments                                           4,975,068
----------------------------------------------------------------------------------------    -----------
         Change in net assets resulting from operations                                     $12,345,336
----------------------------------------------------------------------------------------    -----------


(See Notes which are an integral part of the Financial Statements)


FEDERATED SHORT-TERM INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            SIX MONTHS ENDED
                                                              (UNAUDITED)          YEAR ENDED
                                                            OCTOBER 31, 1995     APRIL 30, 1995
                                                           ------------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------
OPERATIONS--
--------------------------------------------------------
Net investment income                                         $  7,370,268        $  18,781,177
--------------------------------------------------------
Net realized gain (loss) on investments ($666,885 and
$5,572,713 net losses, respectively, as computed for
  federal tax purposes)                                           (666,885)         (13,861,223)
--------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
investments                                                      5,641,953            4,124,069
--------------------------------------------------------   ----------------      --------------
     Change in net assets resulting from operations             12,345,336            9,044,023
--------------------------------------------------------   ----------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------
Distributions from net investment income
--------------------------------------------------------
  Institutional Shares                                          (6,706,335)         (17,312,790)
--------------------------------------------------------
  Institutional Service Shares                                    (663,933)          (1,468,387)
--------------------------------------------------------   ----------------      --------------
     Change in net assets resulting from distributions
     to shareholders                                            (7,370,268)         (18,781,177)
--------------------------------------------------------   ----------------      --------------
SHARE TRANSACTIONS--
--------------------------------------------------------
Proceeds from sale of shares                                    40,237,097           62,830,948
--------------------------------------------------------
Net asset value of shares issued to shareholders in
  payment of distributions declared                              1,048,023            3,515,879
--------------------------------------------------------
Cost of shares redeemed                                        (63,532,936)        (212,625,473)
--------------------------------------------------------   ----------------      --------------
     Change in net assets resulting from share
     transactions                                              (22,247,816)        (146,278,646)
--------------------------------------------------------   ----------------      --------------
          Change in net assets                                 (17,272,748)        (156,015,800)
--------------------------------------------------------
NET ASSETS:
--------------------------------------------------------
Beginning of period                                            236,739,786          392,755,586
--------------------------------------------------------   ----------------      --------------
End of period                                                 $219,467,038        $ 236,739,786
--------------------------------------------------------   ----------------      --------------


(See Notes which are an integral part of the Financial Statements)


FEDERATED SHORT-TERM INCOME FUND
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                     SIX MONTHS
                        ENDED
                     (UNAUDITED)
                       OCTOBER                                        YEAR ENDED APRIL 30,
                         31,    ---------------------------------------------------------------------------------------------------
                        1995        1995        1994        1993       1992(A)    1991       1990       1989       1988     1987(B)
                        ----        ----        ----        ----       -------    ----       ----       ----       ----     -------
NET ASSET
VALUE,
BEGINNING OF
PERIOD                  $8.61       $8.85       $9.17       $8.98      $9.07      $9.16      $9.41      $9.56      $9.98    $10.00
---------------
INCOME FROM
INVESTMENT
OPERATIONS
---------------
 Net investment
 income                  0.29        0.54        0.51        0.58       0.60       0.83       0.93       0.94       0.94      0.74
---------------
 Net realized
 and unrealized
 gain (loss) on
 investments             0.19       (0.24)      (0.32)       0.16      (0.07)     (0.08)     (0.25)     (0.15)     (0.42)    (0.02)
---------------
 Total from
 investment
 operations              0.48        0.30        0.19        0.74       0.53       0.75       0.68       0.79       0.52      0.72
---------------
LESS
DISTRIBUTIONS
---------------
 Distributions
 from net
 investment
 income                 (0.29)      (0.54)      (0.51)      (0.55)     (0.60)     (0.83)     (0.93)     (0.94)     (0.94)    (0.74)
---------------
 Distributions
 in excess of
 net investment
 income                    --          --          --          --      (0.02)     (0.01)        --         --         --        --
---------------         -----       -----       -----       -----      -----      -----      -----      -----      -----     -----
 Total
 distributions          (0.29)      (0.54)      (0.51)      (0.55)     (0.62)     (0.84)     (0.93)     (0.94)     (0.94)    (0.74)
---------------         -----       -----       -----       -----      -----      -----      -----      -----      -----     -----
NET ASSET
VALUE, END OF
PERIOD                  $8.80       $8.61       $8.85       $9.17      $8.98      $9.07      $9.16      $9.41      $9.56     $9.98
---------------         -----       -----       -----       -----      -----      -----      -----      -----      -----     -----
TOTAL RETURN(D)          5.59%       3.55%       2.04%       8.39%      5.94%      8.80%      7.52%      8.69%      5.43%     7.40%
---------------
RATIOS TO
AVERAGE NET
ASSETS
---------------
 Expenses                0.56*       0.56%       0.56%       0.51%      0.53%      0.52%      0.52%      0.51%      0.50%     0.50%*
---------------
 Net investment
 income                  6.32*       6.22%       5.55%       6.07%      6.71%      9.33%      9.95%      9.90%      9.59%     9.58%*
---------------
 Expense
 waiver/
 reimbursement(e)        0.30*       0.03%       0.08%       0.45%      0.98%      0.92%      0.75%      0.76%      0.59%     0.60%*
---------------
SUPPLEMENTAL
DATA
---------------
 Net assets,
 end of period
 (000 omitted)      $196,728    $219,649    $353,106    $144,129    $36,047    $47,223    $65,429    $69,904    $90,581    $80,073
---------------
 Portfolio
 turnover            17%       38%         44%         62%         114 %       23%       34%        38%        77%
82 %
---------------


  * Computed on an annualized basis.

(a) On December 31, 1991, the shareholders approved a change in the fundamental investment policies which state that the Fund will be invested in high-grade as opposed to lower-rated debt securities, and as a result, investment income per share is lower.

(b) Reflects operations for the period from July 1, 1986 (date of initial public investment) to April 30, 1987.

(c) Distributions in excess of net investment income for the years ended April 30, 1992 and 1991, were a result of certain book and tax timing differences. These distributions did not represent a return of capital for federal income tax purposes for the year ended April 30, 1992 and 1991.

(d) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(e) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED SHORT-TERM INCOME FUND
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              SIX MONTHS
                                                 ENDED
                                              (UNAUDITED)                   YEAR ENDED APRIL 30,
                                              OCTOBER 31,       ----------------------------------------------
                                                  1995           1995          1994          1993      1992(A)
                                              ------------      ------        ------        ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD              $ 8.61        $ 8.85        $ 9.17        $ 8.98     $ 9.08
--------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------
  Net investment income                             0.28          0.52          0.48          0.52       0.15
--------------------------------------
  Net realized and unrealized gain
  (loss) on investments                             0.19         (0.24)        (0.32)         0.19      (0.10)
--------------------------------------            ------        ------        ------        ------     ------
  Total from investment operations                  0.47          0.28          0.16          0.71       0.05
--------------------------------------
LESS DISTRIBUTIONS
--------------------------------------
  Distributions from net investment
  income                                           (0.28)        (0.52)        (0.48)        (0.52)     (0.15)
--------------------------------------            ------        ------        ------        ------     ------
NET ASSET VALUE, END OF PERIOD                    $ 8.80        $ 8.61        $ 8.85        $ 9.17     $ 8.98
--------------------------------------            ------        ------        ------        ------     ------
TOTAL RETURN(B)                                     5.46%         3.29%         1.78%         8.12%      0.69%
--------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------
  Expenses                                          0.81%*        0.81%         0.81%         0.76%      0.78%*
--------------------------------------
  Net investment income                             6.10%*        5.90%         5.30%         5.82%      6.37%*
--------------------------------------
  Expense waiver/reimbursement (c)                  0.30%*        0.27%         0.13%         0.45%      0.98%*
--------------------------------------
SUPPLEMENTAL DATA
--------------------------------------
  Net assets, end of period
  (000 omitted)                                  $22,739       $17,091       $39,649       $15,673       $778
--------------------------------------
  Portfolio turnover                                  17%           38%           44%           62%       114%
--------------------------------------


  * Computed on an annualized basis.

(a) Reflects operations for the period from January 21, 1992, (date of initial public investment) to April 30, 1992.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


FEDERATED SHORT-TERM INCOME FUND

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two, diversified portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at the prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.


FEDERATED SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

     At April 30, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $15,666,103, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

     EXPIRATION YEAR     EXPIRATION AMOUNT
    -----------------    ------------------
          1996               $  791,359
          1997                3,077,752
          1998                  316,627
          1999                1,132,354
          2000                4,105,766
          2002                  669,532
          2003                5,572,713


     Additionally, net capital losses of $10,117,888 attributable to security transactions incurred after October 31, 1994 are treated as arising on the first day of the Fund's next taxable year.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee. Additional information on each restricted security held at October 31, 1995 is as follows:



FEDERATED SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

                                                               FUND
                         SECURITY                        ACQUISITION DATE     ACQUISITION COST
    --------------------------------------------------   -----------------    -----------------
    Encyclopedia Britannica Dom. Funding Corp.
      Series 1994-1                                            3/21/94            $2,218,826
    Conti Mortgage Home Equity Loan Trust 1994-1,
      Class A-3                                                2/18/94             1,999,719
    Conti Mortgage Home Equity Loan Trust 1994-1,
      Class A-5                                                2/18/94             4,244,717
    Concord Leasing Grantor Trust 1992-C, Class A-1            8/14/92               481,696
    Merrill Lynch Mortgage Investments, Inc., 1991-A,
      Class B                                                 11/23/94             6,983,920
    GCA 1994-B, Class A                                       12/13/94             7,887,678
    GCA REMIC PTC, 1991-4, Class B-1A                           1/7/93             2,457,343
    Long Beach Bank Mortgage Series 1992-3, Class A            6/29/92             1,033,066


     RECLASSIFICATION--During the year ended April 30, 1995, the Fund adopted Statement of Position 93-2 Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital, by Investment Companies ("SOP 93-2"). Accordingly, permanent book tax differences have been reclassified to paid-in capital. These differences are primarily due to differing treatments for expiring capital loss carryforwards. Amounts as of April 30, 1995, have been reclassified to reflect a decrease in accumulated net realized loss of $156,518. Net investment income, net realized gains, and net assets were not affected by this change.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

FEDERATED SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

Transactions in shares were as follows:

                                                SIX MONTHS ENDED
                                                OCTOBER 31, 1995                YEAR ENDED APRIL 30, 1994
                                           ---------------------------        -----------------------------
INSTITUTIONAL SHARES                         SHARES          AMOUNT             SHARES           AMOUNT
----------------------------------------   ----------     ------------        -----------     -------------
Shares sold                                 3,247,951     $ 28,406,291          6,446,211     $  55,884,659
----------------------------------------
Shares issued to shareholders in payment
of distributions declared                      86,820          759,324            317,004         2,739,906
----------------------------------------
Shares redeemed                            (6,481,534)     (56,668,469)       (21,161,903)     (183,228,360)
----------------------------------------   ----------     ------------        -----------     -------------
  Net change resulting from
  Institutional share transactions         (3,146,763)    $(27,502,854)       (14,398,688)    $(124,603,795)
----------------------------------------   ----------     ------------        -----------     -------------

                                                SIX MONTHS ENDED
                                                OCTOBER 31, 1995                YEAR ENDED APRIL 30, 1994
                                           ---------------------------        -----------------------------
INSTITUTIONAL SERVICE SHARES                 SHARES          AMOUNT             SHARES           AMOUNT
----------------------------------------   ----------     ------------        -----------     -------------
Shares sold                                 1,351,222     $ 11,830,806            801,654     $   6,946,289
----------------------------------------
Shares issued to shareholders in payment
of distributions declared                      33,013          288,699             89,844           775,973
----------------------------------------
Shares redeemed                              (784,310)      (6,864,467)        (3,388,048)      (29,397,113)
----------------------------------------   ----------     ------------        -----------     -------------
  Net change resulting from
  Institutional Service share
  transactions                                599,925     $  5,255,038         (2,496,550)    $ (21,674,851)
----------------------------------------   ----------     ------------        -----------     -------------
    Net change resulting from share
    transactions                           (2,546,838)    $(22,247,816)       (16,895,238)    $(146,278,646)
----------------------------------------   ----------     ------------        -----------     -------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Service, under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTIONS SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principle distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to .25 of 1% of average daily net assets of the Institutional Service Shares,

FEDERATED SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

annually, to compensate FSC. The distributor may voluntarily choose to waive a portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund's Institutional and Institutional Service Shares for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended October 31, 1995, Institutional Shares waived its shareholder service fee.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended October 31, 1995, were as follows:

-------------------------------------------------------------------------------
PURCHASES                                                                         $38,766,814
-------------------------------------------------------------------------------   -----------
SALES                                                                             $51,125,347
-------------------------------------------------------------------------------   -----------

TRUSTEES                                 OFFICERS
-------------------------------------------------------------------------------
John F. Donahue                          John F. Donahue
Thomas G. Bigley                         Chairman
John T. Conroy, Jr.                      Glen R. Johnson
William J. Copeland                      President
James E. Dowd                            J. Christopher Donahue
Lawrence D. Ellis, M.D.                  Executive Vice President
Edward L. Flaherty, Jr.                  Edward C. Gonzales
Peter E. Madden                          Executive Vice President
Gregor F. Meyer                          John W. McGonigle
Wesley W. Posvar                         Executive Vice President and Secretary
John E. Murray, Jr.                      Richard B. Fisher
Marjorie P. Smuts                        Vice President
                                         David M. Taylor
                                         Treasurer
                                         Charles H. Field
                                         Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.


--------------------------------------------------------------------------------
                                                                       FEDERATED
--------------------------------------------------------------------------------
                                                                      SHORT-TERM
--------------------------------------------------------------------------------
                                                                          INCOME
--------------------------------------------------------------------------------
                                                                            FUND
--------------------------------------------------------------------------------

                                                              SEMI-ANNUAL REPORT
                                                                 TO SHAREHOLDERS
                                                                OCTOBER 31, 1995

      FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------------

      Distributor
      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER
      PITTSBURGH, PA 15222-3779

      31420C209
      31220C308
      8112901 (12/95)

                                             -----------------------------------

                                             -----------------------------------

                                             -----------------------------------

                                             -----------------------------------


PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Intermediate Income Fund, a portfolio of Federated Income Securities Trust. The Report covers the six-month period ended October 31, 1995. It begins with a review of the bond market by the fund's portfolio manager, which is followed by a complete list of fund holdings and its financial statements.

On behalf of investors, the fund pursues income through a diversified portfolio consisting primarily of intermediate-term, high-quality debt securities. At the end of the reporting period, the fund's assets were invested as follows: 66.1% in corporate bonds, 10.8% in a repurchase agreement, 10.2% in mortgage-backed securities, 6.4% in U.S. Treasury securities, 4.6% in asset-backed securities, and 3.0% in government agency securities.

During the six-month reporting period, Institutional Shares paid dividends totaling $0.33 per share, and achieved a total return of 8.87%.* Institutional Service Shares paid dividends of $0.32 per share, and delivered a total return of 8.74%.* At the end of the period, total net assets in the fund stood at $58.8 million.

Thank you for selecting Intermediate Income Fund as a high-quality income investment. As always, we welcome your questions, comments, or suggestions.

Sincerely,

LOGO

Glen R. Johnson
President
December 15, 1995

* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


INVESTMENT REVIEW
--------------------------------------------------------------------------------

Intermediate Income Fund invests primarily in high quality corporate debt securities rated in one of the three highest categories (A or better) by a nationally recognized statistical rating organization. The fund may also invest in other high quality government and asset-backed securities. The fund duration is managed within a range of three to seven years.

The six month period ended October 31, 1995, was very positive for high quality fixed income securities. The majority of economic releases seemed to point toward a slowing of growth activity; as a result, yield levels decreased significantly across the entire maturity spectrum. At the short end of the curve, the 2-year Treasury declined by 98 basis points while, at the long end, the 30-year Treasury declined by 101 basis points in yield.

Relative to sector allocations, high quality corporate securities outperformed comparable maturity government securities. While the yield spread advantage of corporates over Treasuries was volatile during the past six-month period, the general trend was for a narrower spread advantage, which equated to corporates outperforming Treasuries.

The fund was in a position to benefit from both the falling interest rate environment and the strong relative performance in the corporate sector. Fund duration was maintained neutral to the Lehman Brothers Government/Corporate Index* at just over five years. In addition, the majority of assets were positioned in corporate bonds, relative to Treasuries and mortgage securities. For the six months ended October 31, 1995, Institutional Shares provided an 8.87% total return compared to 8.61% for the Lehman Brothers Government/Corporate Index, while Institutional Service Shares provided an 8.74% total return for the same period.**

In recognition of the fact that the economic recovery is now over 4 1/2 years in length with increasing signs of slower growth, the fund has and will continue moving toward an overall higher average quality. With this goal, the fund is adding to its government securities allocation as well as upgrading the average quality in its majority corporate bond position.

 * This index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. This index is unmanaged, and investments cannot be made in an index.

** Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


   INTERMEDIATE INCOME FUND

   PORTFOLIO OF INVESTMENTS
  OCTOBER 31, 1995 (UNAUDITED)
  ------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                 VALUE
----------        -----------------------------------------------------------------   -----------
ASSET BACKED SECURITIES--4.6%
-----------------------------------------------------------------------------------
                  AUTO LOAN RECEIVABLES--0.6%
                  -----------------------------------------------------------------
$  128,407        Midlantic Auto Grantor Trust 1992-1, Class B, 5.15%, 9/15/1997      $   127,900
                  -----------------------------------------------------------------
   214,559        Premier Auto Trust 1992-3, Class B, 6.25%, 11/15/1997                   214,827
                  -----------------------------------------------------------------   -----------
                  Total                                                                   342,727
                  -----------------------------------------------------------------   -----------
                  HOME EQUITY RECEIVABLES--0.3%
                  -----------------------------------------------------------------
   186,407        TMS Home Equity Loan Trust 1992-B, Class A, 6.90%, 7/15/2007            186,331
                  -----------------------------------------------------------------   -----------
                  NON-GOVERNMENT AGENCY-MORTGAGE-BACKED SECURITIES--3.7%
                  -----------------------------------------------------------------
   400,000        Prudential Bache, Series 8, Class F, 7.965%, 3/1/2019                   422,084
                  -----------------------------------------------------------------
 1,000,000        Prudential Home Mortgage Security 1993-32, Series 199232, Class
                  A-6, 7.50%, 10/25/2022                                                  996,950
                  -----------------------------------------------------------------
   500,000        Residential Funding Corp. 1993-S26, Class A10, 7.50%, 7/25/2023         498,070
                  -----------------------------------------------------------------
   300,000        Residential Funding Corp. 1993-S31, Class A7, 7.00%, 9/25/2023          276,576
                  -----------------------------------------------------------------   -----------
                  Total                                                                 2,193,680
                  -----------------------------------------------------------------   -----------
                  TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,712,022)            2,722,738
                  -----------------------------------------------------------------   -----------
CORPORATE BONDS--66.1%
-----------------------------------------------------------------------------------
                  AUTOMOTIVE--1.8%
                  -----------------------------------------------------------------
   700,000        Chrysler Corp., Deb., 12.00%, 5/1/2020                                1,053,339
                  -----------------------------------------------------------------   -----------
                  BANKING--7.1%
                  -----------------------------------------------------------------
 1,000,000        Banco Santander, Bank Guarantee, 7.875%, 4/15/2005                    1,070,110
                  -----------------------------------------------------------------
 1,000,000        Bank of Montreal, Sub. Note, 7.80%, 4/1/2007                          1,073,500
                  -----------------------------------------------------------------
   920,000        Chase Manhattan Corp., Sub. Note, 8.00%, 5/1/2005                       939,440
                  -----------------------------------------------------------------
 1,000,000        National Bank of Canada, Montreal, Sub. Note, 8.125%, 8/15/2004       1,080,310
                  -----------------------------------------------------------------   -----------
                  Total                                                                 4,163,360
                  -----------------------------------------------------------------   -----------
                  CONGLOMERATES--1.7%
                  -----------------------------------------------------------------
 1,000,000        Bayer Corp, Deb., 7.125%, 10/1/2015                                   1,018,600
                  -----------------------------------------------------------------   -----------
                  ECOLOGICAL SERVICES & EQUIPMENT--2.9%
                  -----------------------------------------------------------------
 1,500,000        Waste Management, Inc., Deb., 8.75%, 5/1/2018                         1,714,800
                  -----------------------------------------------------------------   -----------




INTERMEDIATE INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                 VALUE
----------        -----------------------------------------------------------------   -----------
CORPORATE BONDS--CONTINUED
-----------------------------------------------------------------------------------
                  EDUCATION--3.6%
                  -----------------------------------------------------------------
$1,000,000        Columbia University, Medium Term Note, 8.62%, 2/21/2001             $ 1,104,800
                  -----------------------------------------------------------------
   890,000        Harvard University, Deb., 8.125%, 4/15/2007                           1,002,745
                  -----------------------------------------------------------------   -----------
                  Total                                                                 2,107,545
                  -----------------------------------------------------------------   -----------
                  FINANCE--AUTOMOTIVE--1.7%
                  -----------------------------------------------------------------
 1,000,000        Ford Motor Credit Co., Note, 6.85%, 8/15/2000                         1,021,140
                  -----------------------------------------------------------------   -----------
                  FINANCE--RETAIL--2.0%
                  -----------------------------------------------------------------
   140,000        Household Finance Corp., Deb., 8.95%, 9/15/1999                         152,852
                  -----------------------------------------------------------------
 1,000,000        Norwest Financial, Inc., Note, 6.23%, 9/1/1998                        1,006,490
                  -----------------------------------------------------------------   -----------
                  Total                                                                 1,159,342
                  -----------------------------------------------------------------   -----------
                  FINANCIAL INTERMEDIARIES--8.1%
                  -----------------------------------------------------------------
 1,000,000        African Development Bank, Note, 6.875%, 10/15/2015                      986,320
                  -----------------------------------------------------------------
 1,000,000        American General Corp., S.F. Deb., 9.625%, 2/1/2018                   1,099,910
                  -----------------------------------------------------------------
   500,000        Donaldson, Lufkin and Jenrette Securities Corp., Note, 6.875%,
                  11/1/2005                                                               497,195
                  -----------------------------------------------------------------
 1,000,000        Equitable Cos., Inc., Sr. Note, 9.00%, 12/15/2004                     1,145,020
                  -----------------------------------------------------------------
 1,000,000        Merrill Lynch & Co., Inc., Medium Term Note, 7.25%, 6/14/2004         1,014,930
                  -----------------------------------------------------------------   -----------
                  Total                                                                 4,743,375
                  -----------------------------------------------------------------   -----------
                  FOOD PRODUCTS--3.5%
                  -----------------------------------------------------------------
 1,100,000        Dr. Pepper/Seven-Up Cos., Inc., Sr. Sub. Disc. Note, 0/11.50%,
                  11/1/2002                                                             1,012,935
                  -----------------------------------------------------------------
 1,000,000        Grand Metropolitan Investment Corp., Company Guarantee, 7.00%,
                  6/15/1999                                                             1,024,840
                  -----------------------------------------------------------------   -----------
                  Total                                                                 2,037,775
                  -----------------------------------------------------------------   -----------
                  GOVERNMENT AGENCY--3.0%
                  -----------------------------------------------------------------
 1,000,000        Federal Home Loan Mortgage Corp., Note, 7.61%, 9/1/2004               1,014,500
                  -----------------------------------------------------------------
   750,000        Federal National Mortgage Association, Note, 7.43%, 8/4/2005            762,750
                  -----------------------------------------------------------------   -----------
                  Total                                                                 1,777,250
                  -----------------------------------------------------------------   -----------
                  HEALTH SERVICES--2.0%
                  -----------------------------------------------------------------
 1,000,000        Columbia/HCA Healthcare Corp., Note, 9.00%, 12/15/2014                1,193,430
                  -----------------------------------------------------------------   -----------



INTERMEDIATE INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                 VALUE
----------        -----------------------------------------------------------------   -----------
CORPORATE BONDS--CONTINUED
-----------------------------------------------------------------------------------
                  INSURANCE--6.8%
                  -----------------------------------------------------------------
$1,500,000        Allmerica Financial Corp., Sr. Note, 7.625%, 10/15/2025             $ 1,522,140
                  -----------------------------------------------------------------
 1,000,000        CNA Financial Corp., Deb., 7.25%, 11/15/2023                            949,840
                  -----------------------------------------------------------------
 1,500,000        Sunamerica, Inc., Medium Term Note, 7.34%, 8/30/2005                  1,546,400
                  -----------------------------------------------------------------   -----------
                  Total                                                                 4,018,380
                  -----------------------------------------------------------------   -----------
                  METALS & MINING--1.8%
                  -----------------------------------------------------------------
 1,000,000        Alcan Aluminum Ltd., Deb., 9.20%, 3/15/2001                           1,061,260
                  -----------------------------------------------------------------   -----------
                  MUNICIPAL SERVICES--2.0%
                  -----------------------------------------------------------------
 1,000,000        Pittsburgh, PA Urban Redevelopment Authority, 9.07% Bonds (CGIC
                  GTD), 9/1/2014                                                        1,151,500
                  -----------------------------------------------------------------   -----------
                  RAIL INDUSTRY--0.4%
                  -----------------------------------------------------------------
   250,000        CSX Corp., Deb., 9.50%, 11/15/1995                                      250,428
                  -----------------------------------------------------------------   -----------
                  RETAILERS--3.9%
                  -----------------------------------------------------------------
 1,000,000        May Department Stores Co., Deb., 8.125%, 8/15/2035                    1,087,850
                  -----------------------------------------------------------------
 1,070,000        Penney (J.C.) Co., Inc., Deb., 9.45%, 7/15/2002                       1,204,595
                  -----------------------------------------------------------------   -----------
                  Total                                                                 2,292,445
                  -----------------------------------------------------------------   -----------
                  SOVEREIGN GOVERNMENT--7.6%
                  -----------------------------------------------------------------
 1,000,000        Freeport Terminal (Malta) Ltd., Gtd. Global Note, 7.50%,
                  3/29/2004                                                             1,048,940
                  -----------------------------------------------------------------
 1,000,000        Kingdom of Sweden, Deb., 10.25%, 11/1/2015                            1,304,421
                  -----------------------------------------------------------------
 1,000,000        Province of Quebec, Deb., 7.50%, 7/15/2023                            1,006,880
                  -----------------------------------------------------------------
 1,000,000        Victoria Public Authority, Local Gov't. Guarantee, 8.25%,
                  1/15/2002                                                             1,089,375
                  -----------------------------------------------------------------   -----------
                  Total                                                                 4,449,616
                  -----------------------------------------------------------------   -----------
                  TELECOMMUNICATIONS & CELLULAR--3.6%
                  -----------------------------------------------------------------
 1,200,000        Cox Communications, Inc., Note, 6.375%, 6/15/2000                     1,200,096
                  -----------------------------------------------------------------
   800,000        New England Telephone & Telegraph, Deb., 8.625%, 8/1/2001               891,024
                  -----------------------------------------------------------------   -----------
                  Total                                                                 2,091,120
                  -----------------------------------------------------------------   -----------



INTERMEDIATE INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                 VALUE
----------        -----------------------------------------------------------------   -----------
CORPORATE BONDS--CONTINUED
-----------------------------------------------------------------------------------
                  UTILITIES--2.6%
                  -----------------------------------------------------------------
$  180,000        Minnesota Power And Light Co., 1st Mtg. Bond, 7.75%, 6/1/2007       $   193,837
                  -----------------------------------------------------------------
   750,000        Pedernales Electric Coop, 10.875% Bonds (MBIA Insurance
                  Corporation INS), 9/1/2017                                              843,473
                  -----------------------------------------------------------------
   500,000        Wisconsin Tel Co., Deb., 6.25%, 8/1/2004                                489,680
                  -----------------------------------------------------------------   -----------
                  Total                                                                 1,526,990
                  -----------------------------------------------------------------   -----------
                  TOTAL CORPORATE BONDS (IDENTIFIED COST $37,251,511)                  38,831,695
                  -----------------------------------------------------------------   -----------
MORTGAGE-BACKED SECURITIES--10.2%
-----------------------------------------------------------------------------------
                  FEDERAL HOME LOAN MORTGAGE CORP.--4.9%
                  -----------------------------------------------------------------
   904,840        8.50%, 6/1/1996-6/1/1997                                                911,896
                  -----------------------------------------------------------------
 2,000,000        Pool C00426, 7.00%, 10/1/2025                                         1,985,600
                  -----------------------------------------------------------------   -----------
                  Total                                                                 2,897,496
                  -----------------------------------------------------------------   -----------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION--1.7%
                  -----------------------------------------------------------------
 1,014,326        Pool 317255, 7.00%, 7/1/2025                                          1,006,070
                  -----------------------------------------------------------------   -----------
                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--3.6%
                  -----------------------------------------------------------------
 1,138,887        Pool 379983, 7.50%, 2/15/2024                                         1,154,535
                  -----------------------------------------------------------------
   969,699        Pool 780204, 7.00%, 7/15/2025                                           964,540
                  -----------------------------------------------------------------   -----------
                  Total                                                                 2,119,075
                  -----------------------------------------------------------------   -----------
                  TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $5,877,979)         6,022,641
                  -----------------------------------------------------------------   -----------
TREASURY SECURITIES--6.4%
-----------------------------------------------------------------------------------
                  U.S. TREASURY BOND--2.0%
                  -----------------------------------------------------------------
 1,000,000        7.625%, 2/15/2025                                                     1,161,180
                  -----------------------------------------------------------------   -----------
                  U.S. TREASURY NOTE--4.4%
                  -----------------------------------------------------------------
 2,500,000        6.875%, 3/31/2000                                                     2,604,075
                  -----------------------------------------------------------------   -----------
                  TOTAL TREASURY SECURITIES (IDENTIFIED COST $3,682,741)                3,765,255
                  -----------------------------------------------------------------   -----------



INTERMEDIATE INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                 VALUE
----------        -----------------------------------------------------------------   -----------
(A) REPURCHASE AGREEMENT--10.8%
-----------------------------------------------------------------------------------
$6,360,000        J.P. Morgan & Co., Inc., 5.90%, dated 10/31/1995, due 11/1/1995
                  (AT AMORTIZED COST)                                                 $ 6,360,000
                  -----------------------------------------------------------------   -----------
                  TOTAL INVESTMENTS (IDENTIFIED COST $55,884,253)(B)                  $57,702,329
                  -----------------------------------------------------------------   -----------


(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint accounts with other Federated funds.

(b) The cost of investments for federal tax purposes amounts to $55,884,253. The net unrealized appreciation of investments on a federal tax basis amounts to $1,818,076 which is comprised of $1,892,632 appreciation and $74,556 depreciation at October 31, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($58,758,295) at October 31, 1995.

The following acronyms are used throughout this portfolio:

CGIC  -- Capital Guaranty Insurance Corporation
GTD   -- Guaranty
INS   -- Insured
MBIA  -- Municipal Bond Investors Assurance


(See Notes which are an integral part of the Financial Statements)


INTERMEDIATE INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------
Investments in repurchase agreements                                  $ 6,360,000
-------------------------------------------------------------------
Investments in securities                                              51,342,329
-------------------------------------------------------------------   -----------
Total investments in securities, at amortized cost and value
(identified and tax cost $55,884,253)                                                $57,702,329
---------------------------------------------------------------------------------
Cash                                                                                   2,101,400
---------------------------------------------------------------------------------
Income receivable                                                                        967,285
---------------------------------------------------------------------------------
Receivable for shares sold                                                               296,424
---------------------------------------------------------------------------------
Deferred expenses                                                                         23,185
---------------------------------------------------------------------------------    -----------
     Total assets                                                                     61,090,623
---------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------
Payable for investments purchased                                       1,988,646
-------------------------------------------------------------------
Income distribution payable                                               324,895
-------------------------------------------------------------------
Accrued expenses                                                           18,787
-------------------------------------------------------------------   -----------
     Total liabilities                                                                 2,332,328
---------------------------------------------------------------------------------    -----------
Net Assets for 5,841,699 shares outstanding                                          $58,758,295
---------------------------------------------------------------------------------    -----------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------
Paid in capital                                                                      $57,048,869
---------------------------------------------------------------------------------
Net unrealized appreciation of investments                                             1,818,076
---------------------------------------------------------------------------------
Accumulated net realized loss on investments                                            (108,650)
---------------------------------------------------------------------------------    -----------
     Total Net Assets                                                                $58,758,295
---------------------------------------------------------------------------------    -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
---------------------------------------------------------------------------------
INSTITUTIONAL SHARES:
---------------------------------------------------------------------------------
$58,374,548 / 5,803,567 shares outstanding                                                $10.06
---------------------------------------------------------------------------------    -----------
INSTITUTIONAL SERVICE SHARES:
---------------------------------------------------------------------------------
$383,747 / 38,132 shares outstanding                                                      $10.06
---------------------------------------------------------------------------------    -----------


(See Notes which are an integral part of the Financial Statements)


INTERMEDIATE INCOME FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------
Interest                                                                                    $1,506,746
----------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------
Investment advisory fee                                                        $ 103,063
---------------------------------------------------------------------------
Administrative personnel and services fee                                         77,924
---------------------------------------------------------------------------
Custodian fees                                                                     5,864
---------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                          17,522
---------------------------------------------------------------------------
Directors'/Trustees' fees                                                          1,840
---------------------------------------------------------------------------
Auditing fees                                                                      7,728
---------------------------------------------------------------------------
Legal fees                                                                           920
---------------------------------------------------------------------------
Portfolio accounting fees                                                         29,384
---------------------------------------------------------------------------
Distribution services fee--Institutional Service Shares                              397
---------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                    51,134
---------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                               397
---------------------------------------------------------------------------
Share registration costs                                                          13,312
---------------------------------------------------------------------------
Printing and postage                                                              11,592
---------------------------------------------------------------------------
Insurance premiums                                                                 2,944
---------------------------------------------------------------------------
Miscellaneous                                                                      3,520
---------------------------------------------------------------------------    ---------
    Total expenses                                                               327,541
---------------------------------------------------------------------------
Waivers and reimbursements--
---------------------------------------------------------------------------
  Waiver of investment advisory fee                               $(103,063)
---------------------------------------------------------------
  Waiver of distribution services fee--Institutional Service
  Shares                                                                (80)
---------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares          (51,134)
---------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Service
  Shares                                                               (318)
---------------------------------------------------------------
  Reimbursement of other operating expenses                         (58,398)
---------------------------------------------------------------   ---------
    Total waivers and reimbursements                                            (212,993)
---------------------------------------------------------------------------    ---------
         Net expenses                                                                          114,548
----------------------------------------------------------------------------------------    ----------
              Net investment income                                                          1,392,198
----------------------------------------------------------------------------------------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------
Net realized gain on investments                                                               426,257
----------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                         1,656,776
----------------------------------------------------------------------------------------    ----------
    Net realized and unrealized gain on investments                                          2,083,033
----------------------------------------------------------------------------------------    ----------
         Change in net assets resulting from operations                                     $3,475,231
----------------------------------------------------------------------------------------    ----------


(See Notes which are an integral part of the Financial Statements)


INTERMEDIATE INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            SIX MONTHS ENDED
                                                              (UNAUDITED)          YEAR ENDED
                                                            OCTOBER 31, 1995     APRIL 30, 1995
                                                           ------------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------
OPERATIONS--
--------------------------------------------------------
Net investment income                                         $  1,392,198         $ 1,919,206
--------------------------------------------------------
Net realized gain (loss) on investments ($426,257 net
  gain and $380,818 net loss, respectively, as computed
for federal tax purposes)                                          426,257            (527,053)
--------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
investments                                                      1,656,776             848,090
--------------------------------------------------------   ---------------       --------------
     Change in net assets resulting from operations              3,475,231           2,240,243
--------------------------------------------------------   ---------------       --------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------
Distributions from net investment income
--------------------------------------------------------
  Institutional Shares                                          (1,381,786)         (1,903,482)
--------------------------------------------------------
  Institutional Service Shares                                     (10,412)            (15,724)
--------------------------------------------------------   ---------------       --------------
     Change in net assets resulting from distributions
     to shareholders                                            (1,392,198)         (1,919,206)
--------------------------------------------------------   ---------------       --------------
SHARE TRANSACTIONS--
--------------------------------------------------------
Proceeds from sale of shares                                    30,475,992          21,784,834
--------------------------------------------------------
Net asset value of shares issued to shareholders in
  payment of distributions declared                                165,610             238,460
--------------------------------------------------------
Cost of shares redeemed                                         (6,750,488)         (7,487,433)
--------------------------------------------------------   ---------------       --------------
     Change in net assets resulting from share
     transactions                                               23,891,114          14,535,861
--------------------------------------------------------   ---------------       --------------
          Change in net assets                                  25,974,147          14,856,898
--------------------------------------------------------
NET ASSETS:
--------------------------------------------------------
Beginning of period                                             32,784,148          17,927,250
--------------------------------------------------------   ---------------       --------------
End of period                                                 $ 58,758,295         $32,784,148
--------------------------------------------------------   ---------------       --------------


(See Notes which are an integral part of the Financial Statements)


INTERMEDIATE INCOME FUND
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           SIX MONTHS
                                                             ENDED          YEAR ENDED APRIL
                                                          (UNAUDITED)             30,
                                                          OCTOBER 31,      ------------------
                                                              1995          1995      1994(A)
                                                          ------------     ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD                         $ 9.55        $ 9.53     $10.00
-------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------
  Net investment income                                        0.33          0.66       0.23
-------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                                  0.51          0.02      (0.47)
-------------------------------------------------------   ---------        ------     -------
  Total from investment operations                             0.84          0.68      (0.24)
-------------------------------------------------------   ---------        ------     -------
LESS DISTRIBUTIONS
-------------------------------------------------------
  Distributions from net investment income                    (0.33)        (0.66)     (0.23)
-------------------------------------------------------   ---------        ------     -------
NET ASSET VALUE, END OF PERIOD                               $10.06        $ 9.55     $ 9.53
-------------------------------------------------------   ---------        ------     -------
TOTAL RETURN (B)                                               8.87%         7.53%     (2.48%)
-------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------
  Expenses                                                     0.55%*        0.48%      0.00%*
-------------------------------------------------------
  Net investment income                                        6.74%*        7.12%      6.36%*
-------------------------------------------------------
  Expense waiver/reimbursement (c)                             1.03%*        1.22%      1.40%*
-------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------
  Net assets, end of period (000 omitted)                   $58,375        $32,508    $17,702
-------------------------------------------------------
  Portfolio turnover                                             40%           88%         0%
-------------------------------------------------------


  * Computed on an annualized basis.

(a) Reflects operations for the period from December 15, 1993 (date of initial public investment) to April 30, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


INTERMEDIATE INCOME FUND

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           SIX MONTHS
                                                             ENDED          YEAR ENDED APRIL
                                                          (UNAUDITED)             30,
                                                          OCTOBER 31,      ------------------
                                                              1995          1995      1994(A)
                                                          ------------     ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD                         $ 9.55        $ 9.53     $10.00
-------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------
  Net investment income                                        0.32          0.64       0.22
-------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                                  0.51          0.02      (0.47)
-------------------------------------------------------   ---------        ------     -------
  Total from investment operations                             0.83          0.66      (0.25)
-------------------------------------------------------   ---------        ------     -------
LESS DISTRIBUTIONS
-------------------------------------------------------
  Distributions from net investment income                    (0.32)        (0.64)     (0.22)
-------------------------------------------------------   ---------        ------     -------
NET ASSET VALUE, END OF PERIOD                               $10.06        $ 9.55     $ 9.53
-------------------------------------------------------   ---------        ------     -------
TOTAL RETURN (B)                                               8.74%         7.27%     (2.57%)
-------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------
  Expenses                                                     0.80%*        0.72%      0.25%*
-------------------------------------------------------
  Net investment income                                        6.52%*        6.85%      6.12%*
-------------------------------------------------------
  Expense waiver/reimbursement (c)                             1.03%*        1.22%      1.40%*
-------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------
  Net assets, end of period (000 omitted)                    $  384        $  276     $  225
-------------------------------------------------------
  Portfolio turnover                                             40%           88%         0%
-------------------------------------------------------


  * Computed on an annualized basis.

(a) Reflects operations for the period from December 15, 1993 (date of initial public offering) to
     April 30, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


INTERMEDIATE INCOME FUND

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two diversified portfolios. The financial statements included herein are only those of Intermediate Income Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary. At April 30, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $380,818, which will reduce the Fund's


INTERMEDIATE INCOME FUND
--------------------------------------------------------------------------------

     taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

     EXPIRATION YEAR      EXPIRATION AMOUNT
    -----------------    -------------------
          2,003               $380,818


     Additionally, net capital losses of $154,089 attributable to security transactions incurred after October 31, 1994 are treated as arising on the first day of the Fund's next taxable year.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

                                                        SIX MONTHS ENDED                 YEAR ENDED
                                                        OCTOBER 31, 1995               APRIL 30, 1995
                                                    ------------------------      ------------------------
              INSTITUTIONAL SHARES                   SHARES        AMOUNT          SHARES        AMOUNT
-------------------------------------------------   ---------    -----------      ---------    -----------
Shares sold                                         3,066,757    $30,359,690      2,305,891    $21,616,701
-------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                 16,351        161,925         25,256        236,376
-------------------------------------------------
Shares redeemed                                      (683,358)    (6,721,891)      (785,508)    (7,366,801)
-------------------------------------------------   ---------    -----------      ---------    -----------
  Net change resulting from Institutional share
  transactions                                      2,399,750    $23,799,724      1,545,639    $14,486,276
-------------------------------------------------   ---------    -----------      ---------    -----------



INTERMEDIATE INCOME FUND
--------------------------------------------------------------------------------

                                                        SIX MONTHS ENDED                 YEAR ENDED
                                                        OCTOBER 31, 1995               APRIL 30, 1995
                                                    ------------------------      ------------------------
          INSTITUTIONAL SERVICE SHARES               SHARES        AMOUNT          SHARES        AMOUNT
-------------------------------------------------   ---------    -----------      ---------    -----------
Shares sold                                            12,265    $   116,302         17,937    $   168,133
-------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                    372          3,685            223          2,084
-------------------------------------------------
Shares redeemed                                        (3,453)       (28,597)       (12,830)      (120,632)
-------------------------------------------------   ---------    -----------      ---------    -----------
  Net change resulting from Institutional Service
  share transactions                                    9,184    $    91,390          5,330    $    49,585
-------------------------------------------------   ---------    -----------      ---------    -----------
    Net change resulting from share transactions    2,408,934    $23,891,114      1,550,969    $14,535,861
-------------------------------------------------   ---------    -----------      ---------    -----------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .50 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services, under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to .25 of 1% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive a portion of its fee. The distributor can modify or terminate this voluntarily waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntarily waiver at any time at its sole discretion. For the six months ended October 31, 1995, Institutional Shares fully waived its shareholder services fee.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.


INTERMEDIATE INCOME FUND
--------------------------------------------------------------------------------

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $47,948 and start-up administrative service expenses of $38,751 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational and start-up administrative expenses during the five year period following December 15, 1993 (date the Fund first became effective). For the period ended October 31, 1995, the Fund paid $4,528 and $3,660, respectively, pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended October 31, 1995, were as follows:

-------------------------------------------------------------------------------
PURCHASES                                                                         $35,042,804
-------------------------------------------------------------------------------   -----------
SALES                                                                             $15,699,429
-------------------------------------------------------------------------------   -----------

TRUSTEES                                         OFFICERS
---------------------------------------------------------------------------------------------
John F. Donahue                                  John F. Donahue
Thomas G. Bigley                                 Chairman
John T. Conroy, Jr.                              Glen R. Johnson
William J. Copeland                              President
James E. Dowd                                    J. Christopher Donahue
Lawrence D. Ellis, M.D.                          Executive Vice President
Edward L. Flaherty, Jr.                          Edward C. Gonzales
Peter E. Madden                                  Executive Vice President
Gregor F. Meyer                                  John W. McGonigle
John E. Murray, Jr.                              Executive Vice President and Secretary
Wesley W. Posvar                                 Richard B. Fisher
Marjorie P. Smuts                                Vice President
                                                 David M. Taylor
                                                 Treasurer
                                                 Charles H. Field
                                                 Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.


                                             -----------------------------------
                                                                    INTERMEDIATE
                                             -----------------------------------
                                                                          INCOME
                                             -----------------------------------
                                                                            FUND
                                             -----------------------------------

                                                              SEMI-ANNUAL REPORT
                                                                 TO SHAREHOLDERS
                                                                OCTOBER 31, 1995

      FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------------

      Distributor

      A subsidiary of FEDERATED INVESTORS
      FEDERATED INVESTORS TOWER
      PITTSBURGH, PA 15222-3779

      CUSIP 31420C407
      CUSIP 31420C506
      G00715-01 (12/95)
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